Annual Fund Operating Expenses - Class A C S I N T Shares - Janus Henderson Global Life Sciences Fund	Jan. 28, 2021
Class A
Operating Expenses:
Management Fees	0.64%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.98%
Class C
Operating Expenses:
Management Fees	0.64%
Distribution/Service (12b-1) Fees	1.00%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.76%
Class S
Operating Expenses:
Management Fees	0.64%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	1.18%
Class I
Operating Expenses:
Management Fees	0.64%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.76%
Class N
Operating Expenses:
Management Fees	0.64%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.67%
Class T
Operating Expenses:
Management Fees	0.64%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.92%